CAPITAL AND RESERVES - Additional Information (Details)													1 Months Ended	12 Months Ended
		Nov. 23, 2021 EUR (€) shares	Jun. 18, 2021 EUR (€) shares	Mar. 24, 2021 EUR (€) € / shares shares	Mar. 23, 2021 EUR (€) shares	Jan. 04, 2021 EUR (€)	Oct. 12, 2020 EUR (€) € / shares shares	Oct. 12, 2020 EUR (€) € / shares shares	Oct. 08, 2020 € / shares shares	Jan. 29, 2020 EUR (€) € / shares shares	Dec. 30, 2019 EUR (€) € / shares shares	Oct. 04, 2019 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) vehicles € / shares shares	Dec. 31, 2021 EUR (€) vehicles € / shares shares		Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€)	Jun. 18, 2021 $ / shares shares	Mar. 24, 2021 $ / shares	Dec. 31, 2018 € / shares
Disclosure of classes of share capital [line items]
Nominal value shares | € / shares													€ 0.10	€ 0.10
Reduction of capital of Arrival														€ 0
Issuance of share capital														297,690,000		€ 160,557,000	€ 250,909,000
Issuance of share capital (in shares) | shares		37,229,736			491,183,856
Fair value of shares issued				€ 1,346,908,781										1,346,909,000
Cash received from merger with CIIG				€ 534,413,000										€ 534,413,000		0	0
Number of securities called by each warrants (in shares) | shares																		1
Exercise price of warrant (usd per share) | $ / shares																		$ 11.50	$ 11.50
Conversion of warrants into shares (in shares) | shares														17,009,291
Exercise of warrants into shares														€ 188,013,000
Issuance Of Share Capital, Underwriter Option, Shares | shares		4,856,052
Proceed from the issuance of new shares		€ 313,603,912												297,690,000		0	0
Share issue related cost		15,913,588
Reverse merger exchange ratio				1															1
Sale of treasury shares														€ 1,301,000
Number of vehicles ordered in first order | vehicles													10,000	10,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														€ 0
UPS
Disclosure of classes of share capital [line items]
Issuance of share capital										€ 10,000,000
Public Warrants
Disclosure of classes of share capital [line items]
Number of securities called by each warrants (in shares) | shares																		1
Exercise price of warrant (usd per share) | $ / shares																		$ 11.50
Conversion of warrants into shares (in shares) | shares			12,225,957										12,225,957
Exercise of warrants into shares			€ 118,570,187
Private Warrants
Disclosure of classes of share capital [line items]
Conversion of warrants into shares (in shares) | shares													4,783,334	4,783,334
Exercise of warrants into shares													€ 118,570,187
Share capital
Disclosure of classes of share capital [line items]
Reduction of capital of Arrival														€ 30,000
Issuance of share capital		3,722,974		€ 7,232,227	€ 49,118,386	€ 4,265,114								3,723,000		11,770,000	7,333,000
Fair value of shares issued														7,232,000
Exercise of warrants into shares														1,427,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														185,719,000
Share capital | Public Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants into shares			1,222,596
Share premium
Disclosure of classes of share capital [line items]
Issuance of share capital		€ 309,880,938			€ 3,920,896,271									293,967,000		148,787,000	243,576,000
Fair value of shares issued														602,413,000
Exercise of warrants into shares														117,347,000
Contribution of Roborace Ltd by Kinetik																57,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														(3,888,593,000)
Contribution towards share premium																	150,909,000
Contribution in cash																	81,911,000
Contribution in kind																	€ 68,998,000
Share premium | Public Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants into shares			€ 117,347,000
Other reserves
Disclosure of classes of share capital [line items]
Reduction of capital of Arrival	[1]													(30,000)
Fair value of shares issued				€ 737,264,000										737,264,000	[1]
Exercise of warrants into shares	[1]													69,239,000
Sale of treasury shares								€ 42,585,408						1,301,000	[1]	€ 42,585,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival	[1]													€ 3,702,874,000
Treasury shares
Disclosure of classes of share capital [line items]
Contribution of shares by Kinetik (in shares) | shares																50,000,000
Shares sold to RSP scheme members (in shares) | shares								(12,491,723)								(12,492,000)
Treasury shares | Kinetik, Arrival Luxembourg S.a r.l. And The Trust
Disclosure of classes of share capital [line items]
Reverse merger exchange ratio													0.55816	0.55816
Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Nominal value shares | € / shares											€ 0.25	€ 0.25	€ 0.25	€ 0.25						€ 1.00
Issuance of share capital							€ 150,500,001.92				€ 100,000,000
Number Of Exchanged In Reverse Merger Transaction | shares					880,000,000
Increase in share capital amount											7,333,335.25
Arrival Luxembourg S.à r.l | Before Extra Ordinary General Meeting
Disclosure of classes of share capital [line items]
Number of shares conversion | shares												16,000
Arrival Luxembourg S.à r.l | After Extra Ordinary General Meeting
Disclosure of classes of share capital [line items]
Number of shares conversion | shares												64,000
Increase in share capital amount												€ 219,984,000
Number of shares issued (in shares) | shares												879,936,000
Arrival Luxembourg S.à r.l | Share capital
Disclosure of classes of share capital [line items]
Issuance of share capital							11,036,669.75
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														€ (239,103,000)
Arrival Luxembourg S.à r.l | Share premium
Disclosure of classes of share capital [line items]
Issuance of share capital							€ 139,463,332.17			€ 9,266,666.5	€ 92,666,667
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														(288,539,000)
Arrival Luxembourg S.à r.l | Share capital/premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														€ 527,642,310
CIIG Merger Corp
Disclosure of classes of share capital [line items]
Nominal value shares | € / shares				€ 0.0001
Reverse merger exchange ratio													10	10
Arrival | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														€ 53,384,000
Arrival | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														4,177,132,000
Arrival | Share capital/premium
Disclosure of classes of share capital [line items]
Initial share capital of Arrival													€ 4,230,614,657	€ 4,230,614,657
Ordinary shares
Disclosure of classes of share capital [line items]
Number of share authorised (in shares) | shares													2,700,000,000	2,700,000,000		300,000
Nominal value shares | € / shares				€ 0.10									€ 0.10	€ 0.10		€ 0.10
Reduction of issued capital (in shares) | shares					300,000									300,000
Issuance of share capital (in shares) | shares														37,230,000
Issuance of share capital as consideration for the merger (in shares) | shares				72,322,267										72,322,000
Conversion of warrants into shares (in shares) | shares														14,274,000
Contribution of shares by Kinetik (in shares) | shares									50,000,000							50,000,000
Shares sold to RSP scheme members (in shares) | shares																(12,492,000)
Ordinary shares | Private Warrants
Disclosure of classes of share capital [line items]
Conversion of warrants into shares (in shares) | shares														2,048,117
Ordinary shares | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Reduction of capital of Arrival														€ 30,000
Issuance of share capital														313,604,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						€ 260,500,001								260,500,000
Fair value of shares issued														609,645,000
Exercise of warrants into shares														118,774,000
Share issue related cost														15,914,000
Sale of treasury shares														5,000		€ 9,377,000
Contribution of Roborace Ltd by Kinetik																57,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														3,702,874,000
Ordinary shares | Issued Capital And Share Premium | Private Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants into shares														204,812
Ordinary shares | Share capital
Disclosure of classes of share capital [line items]
Reduction of capital of Arrival					€ 30,000									30,000
Issuance of share capital														3,723,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														4,265,000
Fair value of shares issued														7,232,000
Exercise of warrants into shares														1,427,000
Sale of treasury shares														5,000		9,377,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														(170,881,000)
Ordinary shares | Share premium
Disclosure of classes of share capital [line items]
Issuance of share capital														309,881,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														256,235,000
Fair value of shares issued														602,413,453
Exercise of warrants into shares														117,347,000
Share issue related cost														15,914,000
Contribution of Roborace Ltd by Kinetik																€ 57,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														3,873,755,000
Ordinary shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Number of share authorised (in shares) | shares																880,000,000
Nominal value shares | € / shares																€ 0.25
Ordinary shares | Arrival Luxembourg S.à r.l | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														(220,000,000)
Ordinary shares | Arrival Luxembourg S.à r.l | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														(47,142,000)
Ordinary shares | CIIG Merger Corp | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Fair value of shares issued				€ 609,645,680
Ordinary shares | Arrival | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														3,702,872,347
Ordinary shares | Arrival | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														49,119,000
Ordinary shares | Arrival | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														€ 3,920,897,000
Preference shares
Disclosure of classes of share capital [line items]
Number of share authorised (in shares) | shares													0	0		0
Issuance of share capital (in shares) | shares																47,080,000
Preference shares | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Issuance of share capital																€ 160,500,001.92
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														€ (260,500,000)
Preference shares | Share capital
Disclosure of classes of share capital [line items]
Issuance of share capital																11,770,003.25
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														(19,103,000)
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														(14,838,000)
Preference shares | Share premium
Disclosure of classes of share capital [line items]
Issuance of share capital																€ 148,729,998.67
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														(241,397,000)
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														14,838,000
Preference shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Number of share authorised (in shares) | shares																88,000,000
Nominal value shares | € / shares									€ 0.25							€ 0.25
Preference shares | Arrival Luxembourg S.à r.l | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														(19,103,000)
Preference shares | Arrival Luxembourg S.à r.l | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														(241,397,000)
Preference shares | Arrival | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														4,265,000
Preference shares | Arrival | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival														€ 256,235,000
Preferred Share A | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Nominal value shares | € / shares							€ 0.25	€ 0.25		€ 0.25
Issuance of share capital (in shares) | shares											29,333,341
Number of shares issued (in shares) | shares							44,146,679	44,146,679		2,933,334
Amount of share capital										€ 227,333,335.25
Share capital amount after increase										€ 228,066,668.75

[1]	Other reserves comprise of foreign currency translation, share base payments reserves relating to Arrival Share Option Plan 2020 (“SOP”), Restricted Share Plan (“RSP”) and Restricted Stock Unit (“RSU”) and equity reserves which are not distributable (see note 13B).